Related parties	12 Months Ended
Dec. 31, 2019
Related parties
30 Related parties
Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or if another party controls both. The Group’s related parties include key management personnel, close family members of key management personnel and entities that are controlled, significantly influenced, or for which significant voting power is held, by key management personnel or their close family members. Key management personnel are those individuals having authority and responsibility for planning, directing and controlling the activities of the Group, that is, members of the Executive Board and the Board of Directors.
Banking relationships
The Group is a global financial services provider. Many of the members of the Executive Board and the Board of Directors, their close family members or companies associated with them maintain banking relationships with the Group. The Group or any of its banking subsidiaries may from time to time enter into financing and other banking agreements with companies in which current members of the Executive Board or the Board of Directors have a significant influence as defined by the SEC, such as holding executive and/or board level roles in these companies. With the exception of the transactions described below, relationships with members of the Executive Board or the Board of Directors and such companies are in the ordinary course of business and are entered into on an arm’s length basis. Also, unless otherwise noted, all loans to members of the Executive Board, members of the Board of Directors, their close family members or companies associated with them were made in the ordinary course of business, were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and did not involve more than the normal risk of collectability or present other unfavorable features. As of December 31, 2019, 2018 and 2017, there were no loan exposures to such related parties that were not made in the ordinary course of business and at prevailing market conditions.
Related party loans
Executive Board and Board of Directors loans
The majority of loans outstanding to members of the Executive Board and the Board of Directors are mortgages or loans against securities.
All mortgage loans to members of the Executive Board are granted either with variable or fixed interest rates over a certain period. Typically, mortgages are granted for periods of up to ten years. Interest rates applied are based on refinancing costs plus a margin, and interest rates and other terms are consistent with those applicable to other employees. Loans against securities are granted at interest rates and on terms applicable to such loans granted to other employees. The same credit approval and risk assessment procedures apply to members of the Executive Board as for other employees. Unless otherwise noted, all loans to members of the Executive Board were made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and in consideration of the terms which apply to all Group employees. These loans did not involve more than the normal risk of collectability or present other unfavorable features. The highest loan outstanding to an Executive Board member was CHF  17 million to Helman Sitohang as of December 31, 2019.
Members of the Board of Directors with loans, including the Chairman of the Board of Directors, do not benefit from employee conditions, but are subject to conditions applied to clients with a comparable credit standing. Unless otherwise noted, all loans to members of the Board of Directors were made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons. Such loans did not involve more than the normal risk of collectability or present other unfavorable features.
Executive Board and Board of Directors loans
in	2019		2018	2017
Executive Board loans (CHF million)
Balance at beginning of period	33	[1]	26	25
Additions	13		8	3
Reductions	(14)		(1)	(2)
Balance at end of period	32	[1]	33	26
Board of Directors loans (CHF million)
Balance at beginning of period	10	[2]	11	10
Additions	3		0	1
Reductions	(4)		(1)	0
Balance at end of period	9	[2]	10	11
1 The number of individuals with outstanding loans was eight at the beginning of the year and five at the end of the year.
2 The number of individuals with outstanding loans was four at the beginning and the end of the year.
Equity method investees loans
The Group or its subsidiaries grant loans to equity method investees in the normal course of business.
> Refer to “Note 40 – Significant subsidiaries and equity method investments” for a list of equity method investments.
Loans made by the Group or any subsidiaries to equity method investees
in	2019	2018		2017
Loans to equity method investees (CHF million)
Balance at beginning of period	253	173		173
Net borrowings/(repayments)	46	80	[1]	0
Balance at end of period	299	253	[1]	173
1 Prior period balance has been corrected.
Other related party transaction
In December 2018, a subsidiary of the Group executed a transaction with an affiliate to sell a minority interest in a trading platform for a gain of approximately USD  80 million.
Liabilities due to own pension plans
Liabilities due to the Group’s own defined benefit pension plans as of December 31, 2019 and 2018 of CHF  703 million and CHF  735 million, respectively, were reflected in various liability accounts in the Group’s consolidated balance sheets.